Shareholder Report, Holdings (Details)	Sep. 30, 2025
Schwab Target 2010 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab Target 2010 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Target 2010 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Target 2010 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Schwab Target 2010 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Schwab Target 2010 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Target 2010 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Target 2010 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Schwab Target 2010 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Target 2010 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
Schwab Target 2010 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab Target 2010 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Target 2010 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	62.70%
Schwab Target 2015 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2015 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Target 2015 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Target 2015 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Schwab Target 2015 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Schwab Target 2015 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Target 2015 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Target 2015 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Schwab Target 2015 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2015 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
Schwab Target 2015 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Schwab Target 2015 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Target 2015 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
Schwab Target 2020 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2020 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2020 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Target 2020 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Schwab Target 2020 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Schwab Target 2020 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Target 2020 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Target 2020 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Schwab Target 2020 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Target 2020 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Schwab Target 2020 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Schwab Target 2020 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Target 2020 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
Schwab Target 2025 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2025 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2025 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Target 2025 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Schwab Target 2025 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Schwab Target 2025 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Target 2025 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Target 2025 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Schwab Target 2025 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Schwab Target 2025 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
Schwab Target 2025 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Schwab Target 2025 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Target 2025 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
Schwab Target 2030 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Target 2030 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Target 2030 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Target 2030 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Schwab Target 2030 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Schwab Target 2030 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Target 2030 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Target 2030 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Target 2030 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Schwab Target 2030 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Target 2030 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
Schwab Target 2030 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Schwab Target 2030 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Target 2030 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
Schwab Target 2035 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Target 2035 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Target 2035 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Target 2035 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Schwab Target 2035 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Schwab Target 2035 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Target 2035 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab Target 2035 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2035 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Schwab Target 2035 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Target 2035 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	45.60%
Schwab Target 2035 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Target 2035 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Target 2035 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
Schwab Target 2040 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Target 2040 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Target 2040 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Schwab Target 2040 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Schwab Target 2040 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Target 2040 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2040 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Target 2040 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Schwab Target 2040 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Target 2040 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
Schwab Target 2040 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
Schwab Target 2040 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Target 2040 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Schwab Target 2045 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2045 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Schwab Target 2045 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Schwab Target 2045 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Schwab Target 2045 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Target 2045 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Target 2045 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Target 2045 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Schwab Target 2045 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Target 2045 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
Schwab Target 2045 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
Schwab Target 2045 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Schwab Target 2045 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Schwab Target 2050 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Schwab Target 2050 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Schwab Target 2050 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Schwab Target 2050 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2050 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2050 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2050 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Schwab Target 2050 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Target 2050 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%
Schwab Target 2050 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Schwab Target 2050 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Target 2050 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Schwab Target 2055 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Schwab Target 2055 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Schwab Target 2055 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Schwab Target 2055 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Target 2055 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Target 2055 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2055 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2055 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
Schwab Target 2055 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%
Schwab Target 2055 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
Schwab Target 2055 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Target 2055 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Schwab Target 2060 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Schwab Target 2060 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Schwab Target 2060 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2060 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Target 2060 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2060 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Target 2060 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
Schwab Target 2060 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Schwab Target 2060 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab Target 2060 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab Target 2065 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Schwab Target 2065 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Schwab Target 2065 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Schwab Target 2065 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2065 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2065 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2065 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%
Schwab Target 2065 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Schwab Target 2065 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Schwab Target 2065 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%

[1]	Less than 0.05%.